INTANGIBLE ASSETS - Pacsquare Purchase Agreement (Details)	3 Months Ended		6 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) installment $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) installment $ / shares shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2024 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
INTANGIBLE ASSETS
Common stock, shares issued | shares	388,003		388,003		23,275,171		5,031,250	5,031,250
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Accrued in accounts payable		$ 85,000		$ 85,000
Shares issued as purchase consideration for the assets (in shares) | shares				4,400,000
Amortization of intangibles	$ 355,268	$ 337,911	$ 662,459	$ 791,375
Pacsquare assets - Proprietary Software
INTANGIBLE ASSETS
Amortization of intangibles	$ 48,075
Useful life (in years)	10 years	10 years	10 years	10 years
AtlasClear Platform | Pacsquare
INTANGIBLE ASSETS
Threshold period to receive level 1 equities trading platform from signing of agreement			12 months	12 months
Purchase price			$ 4,800,000	$ 4,800,000
Payable in cash and in shares of common stock	$ 1,900,000	$ 1,900,000	1,900,000	1,900,000
Payable in cash upon delivery of source code and execution of purchase agreement	$ 100,000	$ 100,000	100,000	100,000
Total Purchase Price			$ 850,000	$ 850,000
Market price of public shares (in Dollars per share) | $ / shares	$ 6	$ 6	$ 6	$ 6
Four monthly installments payable	$ 950,000	$ 950,000	$ 950,000	$ 950,000
Number of monthly installments	237,500	4	237,500	4
Monthly installments payable	$ 4	$ 237,500	$ 4	$ 237,500
Payable ratably on module-by-module basis upon delivery and acceptance of each of platform modules	2,700,000	$ 2,700,000	2,700,000	$ 2,700,000
Common stock, shares issued | shares		336,000		336,000
Cash consideration	60,000			$ 500,000
Accrued in accounts payable	40,000		40,000
Purchase price allocated to Contribution Agreement				$ 1,726,500
Shares issued as purchase consideration for the assets			122,300
Asset acquisition, additional consideration payable	15,000		15,000
Accrued payable					$ 100,000
Total carrying value	$ 1,928,800		$ 1,928,800
AtlasClear Platform | Pacsquare | Pre Reverse Split
INTANGIBLE ASSETS
Common stock, shares issued | shares		336,000		336,000
Shares issued as purchase consideration for the assets (in shares) | shares			500,000
AtlasClear Platform | Pacsquare | Pre-reverse split, Share price at $1.50
INTANGIBLE ASSETS
Common stock, shares issued | shares		194,333		194,333
Common stock, par value (in dollars per share) | $ / shares		$ 1.5		$ 1.5
AtlasClear Platform | Pacsquare | Pre-reverse split, Share price at $6.00
INTANGIBLE ASSETS
Common stock, shares issued | shares						141,667
Common stock, par value (in dollars per share) | $ / shares		$ 6		$ 6
AtlasClear Platform | Pacsquare | Post Reverse Split
INTANGIBLE ASSETS
Common stock, shares issued | shares		5,600		5,600		5,600
Shares issued as purchase consideration for the assets (in shares) | shares			8,333
AtlasClear Platform | Pacsquare | Post-reverse split, Share price at $360
INTANGIBLE ASSETS
Common stock, shares issued | shares						2,361
Common stock, par value (in dollars per share) | $ / shares		$ 360		$ 360
AtlasClear Platform | Pacsquare | Post-reverse split, Share price at $90
INTANGIBLE ASSETS
Common stock, shares issued | shares		3,239		3,239
Common stock, par value (in dollars per share) | $ / shares		$ 90		$ 90